Borrowings - Schedule of Match Funded Liabilities (Footnote) (Details)											9 Months Ended		12 Months Ended
		Oct. 20, 2015	Sep. 18, 2015 USD ($)	Sep. 15, 2015	Apr. 23, 2015 USD ($)	Apr. 23, 2015 USD ($)	Jan. 15, 2015	Nov. 12, 2014 USD ($)	Oct. 01, 2014 USD ($)	Mar. 17, 2014 USD ($)	Sep. 30, 2015 USD ($)		Dec. 31, 2014 USD ($) Facility		Aug. 25, 2015 USD ($)	Aug. 24, 2015 USD ($)	Jun. 10, 2015 USD ($)	Apr. 17, 2015 USD ($)	Apr. 16, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 10, 2015 USD ($)	Feb. 01, 2015 USD ($)	Dec. 31, 2013
Debt Instrument [Line Items]
Number of facilities | Facility													2
Available borrowing capacity											$ 176,900,000
Weighted average interest rate											2.91%		1.97%										2.08%
Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity											$ 92,489,000		$ 17,982,000
Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[2]										40,530,000
Increase (decrease) to borrowing capacity						$ 6,300,000
Maximum borrowing capacity					$ 75,000,000	75,000,000
Residential Mortgage [Member]
Debt Instrument [Line Items]
Number of line of credit facilities for which collateral may be pledged | Facility													1
Available borrowing capacity													$ 0
Advance Receivable Backed Notes Series 2012-ADV1 [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[4]												76,920,000
Advance Receivables Backed Notes, Series 2013-VF1, Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[5]												0
Increase (decrease) to borrowing capacity										$ (500,000,000)
Maximum borrowing capacity										$ 1,000,000,000
Advance Receivables Backed Notes, Series 2013-VF2, Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[6]												44,366,000
Interest rate									1.67%
Increase (decrease) to borrowing capacity									$ 564,000,000
Series Two Thousand Fourteen Variable Funding Notes Four [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 450,000,000
Ocwen Freddie Servicer Advance Receivables Trust Series 2012-ADV1 [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[7]										0
Advance Receivables Backed Notes, Series 2013-VF2, Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[8]												3,081,000
Interest rate									3.00%
Increase (decrease) to borrowing capacity									$ 36,000,000
Series Two Thousand Fourteen Variable Funding Notes Three [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 450,000,000
Series Two Thousand Fourteen Variable Funding Notes Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, End Date			Sep. 18, 2015
Ocwen Servicer Advance Funding [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[9]										0
Debt Instrument, Redemption Period, End Date							Jan. 15, 2015
Advance Receivables Backed Notes, Series 2014-VF3, Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[10]												47,447,000
Interest rate									1.75%
Maximum borrowing capacity									$ 600,000,000
Series Two Thousand Fifteen Term Notes Two [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																	$ 155,000,000
Debt Instrument, Redemption Period, End Date				Sep. 15, 2015
Advance Receivables Backed Notes, Series 2014-VF4 [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[11]												47,447,000
Interest rate									1.75%
Maximum borrowing capacity									$ 600,000,000
Series 2014 Variable Funding Notes [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity													125,000,000
Advance Receivables Backed Notes, Series 2014-VF1, Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[12]												65,986,000
Maximum borrowing capacity													125,000,000
Advance Receivables Backed Notes, Series 2014-VF1, Class A [Member] | Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[2]										$ 6,762,000
Interest rate	[2]										2.75%
Advance Receivables Backed Notes, Series 2014-VF1, Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[12]												0
Maximum borrowing capacity													32,000,000
Advance Receivables Backed Notes, Series 2014-VF1, Class B [Member] | Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[2]										$ 11,482,000
Interest rate	[2]										3.25%
Advance Receivables Backed Notes, Series 2014-VF1, Class C [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[12]												0
Maximum borrowing capacity													24,500,000
Advance Receivables Backed Notes, Series 2014-VF1, Class C [Member] | Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[2]										$ 8,920,000
Interest rate	[2]										3.75%
Advance Receivables Backed Notes, Series 2014-VF1, Class D [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[3],[12]												0
Maximum borrowing capacity													$ 32,500,000
Advance Receivables Backed Notes, Series 2014-VF1, Class D [Member] | Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[2]										$ 13,366,000
Interest rate	[2]										4.70%
Subsequent Event [Member] | Advance Receivable Backed Notes Series 2012-ADV1 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																						$ 400,000,000
Subsequent Event [Member] | Series 2014 Variable Funding Notes [Member]
Debt Instrument [Line Items]
Increase (decrease) to borrowing capacity					(6,300,000)
Maximum borrowing capacity					$ 75,000,000	$ 75,000,000
Eurodollar [Member] | Senior Secured Term Loan Option Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate											3.75%
Eurodollar [Member] | Subsequent Event [Member] | Senior Secured Term Loan Option Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate		4.25%
LIBOR [Member] | Advance Receivable Backed Notes Series 2012-ADV1 [Member]
Debt Instrument [Line Items]
1-Month LIBOR													0.17%										0.17%
Interest rate	[4],[13]												1.75%
LIBOR [Member] | Advance Receivables Backed Notes, Series 2013-VF1, Class A [Member]
Debt Instrument [Line Items]
Interest rate	[5]												1.75%
LIBOR [Member] | Advance Receivables Backed Notes, Series 2013-VF2, Class A [Member]
Debt Instrument [Line Items]
Interest rate	[6]												1.67%
LIBOR [Member] | Series Two Thousand Fourteen Variable Funding Notes Four [Member]
Debt Instrument [Line Items]
Interest rate			0.75%
LIBOR [Member] | Ocwen Freddie Servicer Advance Receivables Trust Series 2012-ADV1 [Member]
Debt Instrument [Line Items]
1-Month LIBOR											0.19%		0.17%
Interest rate	[7],[14]										1.75%
LIBOR [Member] | Advance Receivables Backed Notes, Series 2013-VF2, Class B [Member]
Debt Instrument [Line Items]
Interest rate	[8]												3.00%
LIBOR [Member] | Series Two Thousand Fourteen Variable Funding Notes Three [Member]
Debt Instrument [Line Items]
Interest rate			0.75%
LIBOR [Member] | Series Two Thousand Fifteen Term Notes One [Member]
Debt Instrument [Line Items]
Interest rate			0.75%
LIBOR [Member] | Ocwen Servicer Advance Funding [Member]
Debt Instrument [Line Items]
Interest rate	[9]										3.00%
LIBOR [Member] | Advance Receivables Backed Notes, Series 2014-VF3, Class A [Member]
Debt Instrument [Line Items]
Interest rate	[10]												1.75%
LIBOR [Member] | Advance Receivables Backed Notes, Series 2014-VF4 [Member]
Debt Instrument [Line Items]
Interest rate	[11]												1.75%
LIBOR [Member] | Senior Secured Term Loan Option One [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate											2.75%
Federal Funds Effective Swap Rate [Member] | Senior Secured Term Loan Option One [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate											0.50%
Base Rate [Member] | Senior Secured Term Loan Option One [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate											2.25%
Eurodollar Floor [Member] | Senior Secured Term Loan Option Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate											1.25%
July 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2013-VF2, Class A [Member]
Debt Instrument [Line Items]
Interest rate									1.91%
July 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2013-VF2, Class B [Member]
Debt Instrument [Line Items]
Interest rate									3.43%
July 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2014-VF3, Class A [Member]
Debt Instrument [Line Items]
Interest rate									2.00%
July 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2014-VF4 [Member]
Debt Instrument [Line Items]
Interest rate									2.00%
August 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2013-VF2, Class A [Member]
Debt Instrument [Line Items]
Interest rate									2.15%
August 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2013-VF2, Class B [Member]
Debt Instrument [Line Items]
Interest rate									3.86%
August 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2014-VF3, Class A [Member]
Debt Instrument [Line Items]
Interest rate									2.25%
August 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2014-VF4 [Member]
Debt Instrument [Line Items]
Interest rate									2.12%
September 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2013-VF2, Class A [Member]
Debt Instrument [Line Items]
Interest rate									2.39%
September 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2013-VF2, Class B [Member]
Debt Instrument [Line Items]
Interest rate									4.29%
September 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2014-VF3, Class A [Member]
Debt Instrument [Line Items]
Interest rate									2.50%
September 15, 2015 [Member] | Advance Receivables Backed Notes, Series 2014-VF4 [Member]
Debt Instrument [Line Items]
Interest rate									2.50%
Master Repurchase Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																		$ 125,000,000
Participation Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																					$ 200,000,000
Servicing [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity											$ 23,871,000		$ 17,982,000
Servicing [Member] | Master Repurchase Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[15]										23,871,000
Maximum borrowing capacity											50,000,000
Line of Credit Facility, Additional Borrowing Capacity											50,000,000
Lending [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity											68,618,000		0
Lending [Member] | Master Repurchase Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[16]												0
Maximum borrowing capacity													150,000,000
Line of Credit Facility, Additional Borrowing Capacity													$ 150,000,000
Lending [Member] | Master Repurchase Agreement [Member] | LIBOR [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate	[16]												1.75%
Lending [Member] | Participation Agreement Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity											0	[17]	$ 0	[18]
Maximum borrowing capacity								$ 100,000,000			$ 150,000,000
Beneficial interest								100.00%			100.00%
Lending [Member] | Participation Agreement Two [Member] | Subsequent Event [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																					150,000,000
Lending [Member] | Master Repurchase Agreement Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[19]										$ 68,618,000
Maximum borrowing capacity													75,000,000		$ 200,000,000	$ 300,000,000.0
Line of Credit Facility, Additional Borrowing Capacity													75,000,000		$ 150,000,000.0
Lending [Member] | Master Repurchase Agreement Two [Member] | Subsequent Event [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																				$ 0
Lending [Member] | Master Repurchase Agreement Two [Member] | LIBOR [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate	[19]										2.00%
Lending [Member] | Participation Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity											$ 0	[20]	0	[21]
Maximum borrowing capacity											$ 100,000,000		$ 100,000,000
Beneficial interest											100.00%		100.00%
Lending [Member] | Participation Agreement [Member] | Subsequent Event [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																			$ 100,000,000		$ 50,000,000

[1]	Borrowing capacity is available to us only to the extent that we have pledged collateral available to borrow against. At September 30, 2015, $176.9 million of the total borrowing capacity was available to us based on the amount of eligible collateral that had been pledged.
[2]	Effective April 23, 2015, the maximum borrowing under the Ocwen Servicer Advance Receivables Trust III (OSARTIII) facility decreases by $6.3 million per month until it is reduced to $75.0 million.
[3]	Borrowing capacity is available to us provided that we have additional eligible collateral to pledge. Collateral may only be pledged to one facility. At December 31, 2014, none of the available borrowing capacity could be used based on the amount of eligible collateral that had been pledged.
[4]	On February 1, 2015, the borrowing capacity under this facility was reduced to $400.0 million.
[5]	These notes were issued in connection with the OneWest MSR Transaction. On March 17, 2014, the maximum borrowing capacity under the 2013-VF1 note declined by $500.0 million to a total of $1.0 billion. On October 1, 2014, the 2013-VF1 note was fully repaid.
[6]	On October 1, 2014, the maximum borrowing capacity of the VF2, Class A notes was increased to $564.0 million. The interest margin on these notes was set at 167 bps and is scheduled to increase to 191 bps on July 15, 2015, to 215 bps on August 15, 2015 and 239 bps on September 15, 2015.
[7]	We repaid this facility in full in June 2015 from the proceeds of the OFAF facility.
[8]	On October 1, 2014, the maximum borrowing capacity of the VF2, Class B notes was increased to $36.0 million. The interest margin on these notes was set at 300 bps and is scheduled to increase to 343 bps on July 15, 2015, to 386 bps on August 15, 2015 and 429 bps on September 15, 2015.
[9]	We voluntarily terminated this facility on January 15, 2015
[10]	On October 1, 2014, the maximum borrowing capacity of the note was increased to $600.0 million. The interest margin was set at 175 bps and is scheduled to increase to 200 bps on July 15, 2015, to 225 bps on August 15, 2015 and to 250 bps on September 15, 2015.
[11]	The 2014-VF4 note was issued on October 1, 2014 with a maximum borrowing capacity of $600.0 million. The interest margin on this new series of notes was set at 175 bps and is scheduled to increase to 200 bps on July 15, 2015, to 212 bps on August 15, 2015 and to 250 bps on September 15, 2015.
[12]	The 2014-VF1 notes were issued on December 23, 2014. Maximum borrowing under the facility is $125.0 million. The maximum note balance for the Class A Note is $125.0 million less the actual borrowings under the Class B, C and D Notes. The maximum note balance for the Class B Note is $32.0 million, for the Class C Note $24.5 million and for the Class D note $32.5 million. Beginning April 23, 2015, the maximum borrowing under the facility will decrease by $6.3 million per month until it is reduced to $75.0 million.
[13]	1-Month LIBOR was 0.17% and 0.17% at December 31, 2014 and 2013, respectively.
[14]	1-Month LIBOR (1ML) was 0.19% and 0.17% at September 30, 2015 and December 31, 2014, respectively.
[15]	On September 30, 2015, this repurchase agreement was renewed through September 29, 2016. Under this repurchase agreement, the lender provides financing on a committed basis for $50.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $50.0 million.
[16]	Under this repurchase agreement, the lender provides financing on a committed basis for $150.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $150.0 million. On April 17, 2014, the maturity date of this facility was extended to April 16, 2015. On March 24, 2015, the maturity date of this facility was further extended to June 10, 2015.
[17]	Under this participation agreement, the lender provides financing for $150.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. The transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement.
[18]	On November 12, 2014, we entered into this participation agreement under which the lender provides financing on an uncommitted basis up to $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. However, the transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement. On March 10, 2015, the maturity date of this agreement was extended to April 30, 2016, and the maximum borrowing was increased to $150.0 million.
[19]	On August 25, 2015, this repurchase agreement was renewed through August 23, 2016. Borrowing capacity was reduced from $300.0 million, of which $150.0 million was provided on an uncommitted basis, to $200.0 million all of which is provided on a committed basis.
[20]	Under this participation agreement, the lender provides financing for $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. The transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement.
[21]	Under this participation agreement, the lender provides financing on an uncommitted basis for $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. However, the transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement. On May 31, 2014, the maturity date of this facility was extended to May 31, 2015. On March 10, 2015, the maturity date of this agreement was further extended to April 30, 2016, and the maximum borrowing was reduced to $50.0 million. On April 16, 2015, the maximum borrowing capacity was increased to $100.0 million.